Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting
18	Segment reporting

The Company primarily manages its business on the basis of the geographical location of its operating mines. The Company’s operating segments are based on the reports reviewed by the senior management group that are used to make strategic decisions. The Chief Executive Officer considers the business from a geographic perspective considering the performance of the Company’s business units. The corporate division only earns income that is considered to be incidental to the activities of the Company and thus it does not meet the definition of an operating segment; as such it has been included within “other reconciling items.”

The reporting segments identified are the following:

●	Peru – Yauricocha Mine
●	Mexico – Bolivar and Cusi Mines
18	Segment reporting (continued)

The following is a summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities by operating segment:

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2021	$	$	$	$	$
Revenue (1)	180,598	65,275	26,141	—	272,014

Production cost of sales	(80,765)	(43,186)	(22,144)	—	(146,095)
Depletion of mineral property	(9,329)	(5,424)	(1,908)	—	(16,661)
Depreciation and amortization of property, plant and equipment	(15,571)	(8,805)	(3,663)	—	(28,039)
Cost of sales	(105,665)	(57,415)	(27,715)	—	(190,795)

Gross profit (loss) from mining operations	74,933	7,860	(1,574)	—	81,219

Income (loss) from operations (2)	60,919	(2,201)	(40,283)	(5,935)	12,500
Derivative instrument gains	—	—	451	—	451
Interest expense and other finance costs	(2,347)	(139)	(57)	(1,102)	(3,645)
Other income (expense)	(6,327)	(279)	(278)	(10)	(6,894)
Foreign currency exchange gain (loss)	(265)	420	171	257	583
Income (loss) before income tax	51,980	(2,198)	(39,997)	(6,790)	2,995

Income tax (expense) recovery	(26,273)	831	339	—	(25,103)

Net income (loss) from operations	25,707	(1,368)	(39,657)	(6,790)	(22,108)

December 31, 2021	Peru	Mexico		Canada	Total
	$	$		$	$
Total assets	252,638	142,745		1,441	396,824
Non-current assets	178,892	111,744		65	290,701
Total liabilities	138,332	28,729		25,131	192,192

(1)	Includes provisional pricing adjustments of:$(493) for Yauricocha, $(221) for Bolivar, and $(549) for Cusi.
(2)	Includes impairment charge of $35,000 on Cusi
18	Segment reporting (continued)

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2020	$	$	$	$	$

Revenue (1)	146,941	81,762	18,185	—	246,888

Production cost of sales	(70,660)	(37,319)	(15,670)	—	(123,649)
Depletion of mineral property	(8,503)	(3,873)	(2,063)	—	(14,439)
Depreciation and amortization of property, plant and equipment	(13,455)	(10,320)	(3,440)	—	(27,215)
Cost of sales	(92,618)	(51,512)	(21,173)	—	(165,303)

Gross profit from mining operations	54,323	30,250	(2,988)	—	81,585

Income (loss) from operations	40,179	19,953	(4,725)	(4,287)	51,120
Derivative instrument gains	—	—	904	—	904
Interest expense and other finance costs	(2,965)	18	(105)	(1,241)	(4,293)
Other income (expense)	(2,476)	1,573	238	—	(665)
Foreign currency exchange gain	329	1,575	345	662	2,911
Income (loss) before income tax	35,067	23,119	(3,343)	(4,866)	49,977

Income tax expense	(17,934)	(3,797)	(855)	—	(22,586)

Net income (loss) from operations	17,133	19,322	(4,198)	(4,866)	27,391

December 31, 2020	Peru	Mexico		Canada	Total
	$	$		$	$
Total assets	269,179	167,866		2,547	439,592
Non-current assets	170,681	132,822		40	303,543
Total liabilities	141,548	26,952		30,884	199,384
(1)	Includes provisional pricing adjustments of: $2,899 for Yauricocha, ($889) for Bolivar, $1,180 for Cusi

For the year ended December 31, 2021, 66% of the revenues ($180,598) were from seven customers based in Peru and the remaining 34% of the revenues ($91,416) were from two customers based in Mexico. In Peru, two major customers accounted for 53% and 25% of the revenues. In Mexico, the two customers accounted for 69% and 31% of the revenues.

As at December 31, 2021, the trade receivable balance of $27,001 ($28,750 as at December 31, 2020) includes amounts outstanding of $5,943 ($10,957 as at December 31, 2020) and $21,058 ($17,793 as at December 31, 2020) from the customers in Mexico and Peru, respectively.

For the year ended December 31, 2020, 60% of the revenues ($146,941) were from six customers based in Peru and the remaining 40% of the revenues ($99,947) were from two customers based in Mexico. In Peru, two major customers accounted for 37% and 33% of the revenues. In Mexico, the two customers accounted for 77% and 23% of the revenues.